SHARE-BASED PAYMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Issuance expense related to agent warrants				¥ 447
Consultants share option expense			16,152
Consultants share-based payment expense	435	3,074
Total	$ 435	¥ 3,074	¥ 16,152	¥ 447